Property, Plant, and Equipment, at Cost (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Assets held for lease, accumulated depreciation	$ 11	$ 8
Capitalized interest	0.3	0.5	0.4
Depreciation expense	34.0	33.0	29.0
Land [Member]
Property, Plant and Equipment [Line Items]
Assets held for lease	3	3
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Assets held for lease	2	2
Buildings [Member]
Property, Plant and Equipment [Line Items]
Assets held for lease	66	66
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets held for lease	38	38
Amortization of Capitalized Interest [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 0.3	$ 0.3	$ 0.3